ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 216,578,285	$ 200,473,389
Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	164,359,451	154,885,224
Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	51,211,990	45,276,036
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	215,571,441	200,161,260
Financial liabilities at fair value	216,494,271	200,218,936
Amortized cost | Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	164,359,451	154,885,224
Financial liabilities at fair value	164,682,493	154,805,726
Amortized cost | Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	51,211,990	45,276,036
Financial liabilities at fair value	$ 51,811,778	$ 45,413,210